Financial Instruments Risk	12 Months Ended
Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments Risk	Financial Instruments Risk
The Company is exposed to a variety of financial instrument related risks. The Board mitigates these risks by assessing, monitoring and approving the Company’s risk management processes.

(a)Credit risk

Credit risk is the risk of a potential loss to the Company if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is moderately exposed to credit risk from its cash and cash equivalents, accounts receivable and loans receivable. The risk exposure is limited to their carrying amounts reflected on the statement of financial position. The risk for cash and cash equivalents is mitigated by holding these instruments with highly rated Canadian financial institutions. Certain restricted funds in the amount of $32.4 million are retained by an insurer under the Segregated Accounts Companies Act governed by the Bermuda Monetary Authority. As the Company does not invest in asset-backed deposits or investments, it does not expect any credit losses. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the financial institutions and the investment grade of its Guaranteed Investment Certificates (“GICs”). The Company mitigates the credit risk associated with the loans receivable by managing and monitoring the underlying business relationship.

The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is generally limited for receivables from government bodies, which generally have low default risk. Credit risk for non-government wholesale customers is assessed on a case-by-case basis and a provision is recorded where required. As of June 30, 2022, $22.5 million of accounts receivable, net of allowances, are from non-government wholesale customers (June 30, 2021 - $7.0 million). As of June 30, 2022, the Company recognized a $4.1 million provision for expected credit losses (June 30, 2021 - $5.4 million).

The Company’s aging of trade receivables was as follows:

	June 30, 2022	June 30, 2021
	$	$
0 – 60 days	27,563	36,195
61+ days	4,902	5,835
	32,465	42,030
The Company’s contractual cash flows from lease receivables is as follows:

	Note	June 30, 2022
		$
Next 12 months		2,073
Over 1 year to 2 years		2,311
Over 2 years to 3 years		1,180
Over 3 years to 4 years		497
Over 4 years to 5 years		432
Thereafter		182
Total undiscounted lease payments receivable		6,675
Unearned finance income		(358)
Total lease receivable		6,317
Current	4	(1,883)
Long-term		4,434

(b)     Liquidity risk

The composition of the Company’s accounts payable and accrued liabilities was as follows:

	June 30, 2022	June 30, 2021
	$	$
Trade payables	13,858	13,277
Accrued liabilities	34,810	29,883
Payroll liabilities	18,851	9,247
Excise tax payable	960	4,672
Other payables	1,395	865
	69,874	57,944

In addition to the commitments outlined in Note 25, the Company has the following undiscounted contractual obligations as at June 30, 2022, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	69,874	69,874	—	—	—
Convertible notes and interest (1)(2)	298,768	14,804	283,964	—	—
Lease liabilities (2)	70,870	9,455	24,720	19,648	17,047
Contingent consideration payable (3)	14,500	14,500	—	—	—
	454,012	108,633	308,684	19,648	17,047
(1)Assumes the principal balance of the debentures outstanding at June 30, 2022 remains unconverted and includes the estimated interest payable until the maturity date.
(2)Includes interest payable until maturity date.
(3)Payable in cash, shares, or a combination of both at Aurora’s sole discretion.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with its financial liabilities when they are due. The Company manages liquidity risk through the management of its capital structure and resources to ensure that it has sufficient liquidity to settle obligations and liabilities when they are due. Our ability to fund our operating requirements depends on future operating performance and cash flows, which are subject to economic, financial, competitive, business and regulatory conditions, and other factors, some of which are beyond our control, such as the potential impact of COVID-19. Our primary short-term liquidity needs are to fund our net operating losses, capital expenditures to maintain existing facilities, and lease payments. Our medium-term liquidity needs primarily relate to debt repayments and lease payments. Our long-term liquidity needs primarily relate to potential strategic plans.

As of June 30, 2022, the Company has access to the following capital resources available to fund operations and obligations:

•437.8 million cash and cash equivalents; and
•US$713.7 million securities registered for sale under the 2021 Shelf Prospectus filed on March 30, 2021 (the “2021 Shelf Prospectus”) for future financings or issuances of securities, including US$186.2 million remaining securities for sale under the 2021 at-the-market (ATM) program (the “ATM Program”). Volatility in the cannabis industry, stock market and the Company’s share price may impact the amount and our ability to raise financing under the 2021 Shelf Prospectus.
From time-to-time, management may also consider the sale of its marketable securities and shares held in publicly traded investments in associates to support near term cash and liquidity needs.

Based on all of the aforementioned factors, the Company believes that its reduction of operating costs, current liquidity position, and access to the 2021 Shelf Prospectus are adequate to fund operating activities and cash commitments for investing, financing and strategic activities for the foreseeable future.

Market risk

Market risk is the risk that changes in the market related factors, such as foreign exchange rates and interest rates, will affect the Company’s (loss) income or the fair value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters.

(i)     Currency risk

The operating results and financial position of the Company are reported in Canadian dollars. As the Company operates internationally, certain of the Company’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of the Company’s operations are, therefore, subject to currency transaction and translation risks.

The Company’s main risk is associated with fluctuations in Euros, Danish Krone, and U.S. dollars. The Company holds cash in Canadian dollars, U.S. dollars, Danish Krone and Euros; investments denominated in U.S. dollars; US$208.9 million of U.S. dollar denominated Senior Notes; and US$28.9 million of warrant derivative liabilities exercisable in U.S. dollars. Assets and liabilities are translated based on the Company’s foreign currency translation policy.

The Company has determined that as at June 30, 2022, the effect of a 10% increase or decrease in Euros, Danish Krone, and U.S. dollars against the Canadian dollar on financial assets and liabilities would result in an increase or decrease of approximately $24.5 million (June 30, 2021 – $40.0 million) to net loss and $9.3 million (June 30, 2021 – $4.7 million) to comprehensive loss for the year ended June 30, 2022.

At June 30, 2022, the Company has not entered into any hedging agreements to mitigate currency risks, with respect to foreign exchange rates.

(ii)    Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate due to changes in market interest rates. Cash and cash equivalents bear interest at market rates. During the year ended June 30, 2022, the Company’s financial liabilities consisted of long-term fixed rate debt and as a result are not impacted by changes in market interest rates.

(iii)     Price risk

Price risk is the risk of variability in fair value due to movements in equity or market prices. The Company’s warrant derivative liabilities, marketable securities and investments are susceptible to price risk arising from uncertainties about their future outlook, future values and the impact of market conditions. The fair value of warrant derivative liabilities, marketable securities and derivative investments held in publicly traded entities are based on quoted market prices which the warrants or investment shares can be exchanged for. The fair value of marketable securities and derivatives held in privately-held entities are based on various valuation techniques, as detailed in Note 28, and is dependent on the type and terms of the security.

If the fair value of these financial assets and liabilities were to increase or decrease by 10% as of June 30, 2022, the Company would incur an associated increase or decrease in net and comprehensive loss of approximately $47.9 million (June 30, 2021 – $15.2 million). Refer to Note 7 of the Financial Statements for details on the fair value of marketable securities and derivatives investments, and Note 18(c) for details on the warrant derivative liabilities.